Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 132,240,950	$ 100,665,223
Restricted cash	69,556	144,855
Accounts receivable	17,931	464,416
Advances to suppliers	25,319	969,733
Inventories		18,751
Loan receivable	31,930,000
Prepayment, receivables and other current assets	2,735,855	6,506,568
Total current assets	167,019,611	108,769,546
Non-current assets
Property, plant and equipment, net	4,128,751	4,381,763
Intangible assets, net	831	2,377
Operating lease - right-of-use assets, net	4,559,425	4,795,273
Long-term deposits and other non-current assets	60,353,162	60,769,864
Total non-current assets	69,042,169	69,949,277
TOTAL ASSETS	236,061,780	178,718,823
Current liabilities
Accounts payable and accrued expenses	6,858,696	7,281,276
Advances from customers	499,059	501,890
Taxes payable	31,871	38,571
Current maturities of operating lease liabilities	77,193	76,419
Short-term loan		1,375,091
Total current liabilities	9,276,856	12,427,945
Non-current liabilities
Long-term portion of operating lease liabilities	1,300,195	1,313,276
Deferred tax liabilities, net	397,423	1,819,826
Total non-current liabilities	1,697,618	3,133,102
TOTAL LIABILITIES	10,974,474	15,561,047
Commitments and contingencies (Note 18)
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value, 100,000,000 shares authorized; 8,690,171 shares and 2,044,363 issued and outstanding as of December 31, 2024 and June 30, 2024)	8,690	2,044
Additional paid-in capital	256,877,468	191,883,857
Statutory reserve	664,100	664,100
Accumulate deficits	(24,418,619)	(23,019,895)
Accumulated other comprehensive loss	(8,024,380)	(7,168,199)
Total equity attributable to shareholders	225,107,259	162,361,907
Non-controlling interest	(19,953)	795,869
TOTAL SHAREHOLDERS’ EQUITY	225,087,306	163,157,776
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	236,061,780	178,718,823
Related Party
Current liabilities
Due to related parties	$ 1,810,037	$ 3,154,698